Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Brazil 0.6%
Pagseguro Digital Ltd., Class A(a)	23,392	452,167
Germany 1.7%
Infineon Technologies AG	59,000	851,710
TeamViewer AG(a)	11,868	482,564
Total		1,334,274
Israel 1.7%
Mellanox Technologies Ltd.(a)	10,400	1,261,728
Japan 0.8%
Renesas Electronics Corp.(a)	161,900	575,890
Netherlands 1.6%
NXP Semiconductors NV	14,900	1,235,657
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR(a)	51,200	414,208
United States 92.1%
Activision Blizzard, Inc.(a)	27,987	1,664,667
Advanced Energy Industries, Inc.(a)	15,200	737,048
Alphabet, Inc., Class A(a)	2,625	3,050,119
Alphabet, Inc., Class C(a)	1,334	1,551,189
American Tower Corp.	900	195,975
Apple, Inc.(b)	17,800	4,526,362
Applied Materials, Inc.	53,500	2,451,370
Arista Networks, Inc.(a)	2,123	430,014
Bloom Energy Corp., Class A(a)	78,150	408,724
Broadcom, Inc.	16,387	3,885,358
Cambium Networks Corp.(a)	27,691	155,070
Cerence, Inc.(a)	29,818	459,197
Cerence, Inc.(a)	6,553	100,916
Cisco Systems, Inc.	8,400	330,204
Coherus Biosciences, Inc.(a)	68,200	1,106,204
CommScope Holding Co., Inc.(a)	25,500	232,305
Cornerstone OnDemand, Inc.(a)	6,500	206,375
Dell Technologies, Inc.(a)	12,500	494,375
Dropbox, Inc., Class A(a)	49,182	890,194
DXC Technology Co.	15,000	195,750
Etsy, Inc.(a)	6,200	238,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	1,833	157,125
F5 Networks, Inc.(a)	4,300	458,509
Fidelity National Information Services, Inc.	9,900	1,204,236
Fiserv, Inc.(a)	9,100	864,409
Fortinet, Inc.(a)	20,343	2,058,101
Genpact Ltd.	17,774	519,001
Global Payments, Inc.	4,527	652,929
GoDaddy, Inc., Class A(a)	18,041	1,030,321
Inphi Corp.(a)	12,596	997,225
Intel Corp.	10,200	552,024
Lam Research Corp.	24,915	5,979,600
Marvell Technology Group Ltd.(b)	121,704	2,754,162
Micron Technology, Inc.(a)	62,453	2,626,773
Microsoft Corp.	19,000	2,996,490
NetApp, Inc.	44,400	1,851,036
NortonLifeLock, Inc.	53,175	994,904
Nuance Communications, Inc.(a)	22,156	371,778
ON Semiconductor Corp.(a)	110,748	1,377,705
Oracle Corp.	25,400	1,227,582
Palo Alto Networks, Inc.(a)	6,400	1,049,344
Plantronics, Inc.	27,300	274,638
Qorvo, Inc.(a)	3,374	272,046
Rambus, Inc.(a)	12,500	138,750
SailPoint Technologies Holding, Inc.(a)	16,124	245,407
Salesforce.com, Inc.(a)	7,905	1,138,162
Sciplay Corp., Class A(a)	18,078	172,193
SMART Global Holdings, Inc.(a)	15,345	372,883
Splunk, Inc.(a)	2,893	365,183
Synaptics, Inc.(a)	27,573	1,595,649
Synopsys, Inc.(a)	25,082	3,230,311
Teradyne, Inc.	55,668	3,015,536
TiVo Corp.	107,200	758,976
Verint Systems, Inc.(a)	9,387	403,641
Visa, Inc., Class A	17,000	2,739,040
Western Digital Corp.(b)	43,500	1,810,470
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xperi Corp.	31,955	444,494
Total		70,010,377
Total Common Stocks (Cost $71,351,767)		75,284,301

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	185,850	185,757
Total Money Market Funds (Cost $185,770)		185,757
Total Investments in Securities (Cost $71,537,537)		75,470,058
Other Assets & Liabilities, Net		575,554
Net Assets		$76,045,612
At March 31, 2020, securities and/or cash totaling $1,649,636 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(381,435)	(15)	350.00	1/15/2021	(20,173)	(6,450)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(282,875)	(125)	35.00	1/15/2021	(12,745)	(7,375)
Western Digital Corp.	Deutsche Bank	USD	(253,882)	(61)	90.00	1/15/2021	(22,643)	(4,850)
Total							(55,561)	(18,675)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(583,854)	(258)	17.00	01/15/2021	(35,335)	(52,890)
Western Digital Corp.	Deutsche Bank	USD	(258,044)	(62)	40.00	01/15/2021	(19,669)	(48,670)
Total							(55,004)	(101,560)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	4,079,919	8,107,628	(12,001,697)	185,850	296	166	9,229	185,757
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2020	3